Fair Value Measurement - Summary of Assets and Liabilities Measured at Fair Value (Detail) - Cerberus Telecom Acquisition Corp [Member] - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Assets:
Investments held in Trust Account - U.S. Treasury Securities	$ 259,186,362	$ 259,173,294
Fair Value, Recurring [Member]
Assets:
Investments held in Trust Account - U.S. Treasury Securities	259,186,362	259,173,294
Liabilities:
Warrant Liability - Public Warrants	14,254,292	11,662,600
Warrant Liability - Private Placement	450,083	368,250
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Assets:
Investments held in Trust Account - U.S. Treasury Securities	259,183,362	259,173,294
Liabilities:
Warrant Liability - Public Warrants	14,254,292	11,662,600
Warrant Liability - Private Placement		0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Assets:
Investments held in Trust Account - U.S. Treasury Securities		0
Liabilities:
Warrant Liability - Public Warrants		0
Warrant Liability - Private Placement	450,083	368,250
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Assets:
Investments held in Trust Account - U.S. Treasury Securities		0
Liabilities:
Warrant Liability - Public Warrants		0
Warrant Liability - Private Placement		$ 0